Assets pledged as collateral_Securities(Details) - Securities - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Fair Values Of Collateral Available To Sell Or Repledge And Collateral Sold Or Repledged Line Items [Line Items]
Fair value of collateral held	₩ 6,726,632	₩ 3,547,179
Fair value of collateral sold or repledged	0	0
Total	₩ 6,726,632	₩ 3,547,179